Prepayments and other assets	12 Months Ended
Dec. 31, 2023
Prepayments and other assets
Prepayments and other assets
5.	Prepayments and other assets

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2022	2023
Prepayments and other current assets
Prepayments to vendors (Note a)	158,687	46,277
VAT recoverable and refund	72,402	55,403
Deferred charges	6,166	7,546
Deposits	3,329	3,746
Prepayment for repurchase of ordinary shares	3	—
Others (Note b)	1,936	9,270
Total	242,523	122,242
Other non-current assets
Long-term rental and other deposits	2,448	486
Prepayments for purchase of software	56	—
Total	2,504	486

Note a: Prepayments to vendors mainly represent prepayments made to third-party suppliers for foundry services. The Company also records a write-down for the prepayment to third-party suppliers when the Company believes that the net realizable value (being the estimated selling price of final products, less the costs of completion and selling expenses) is less than carrying amount. For the years ended December 31, 2021, 2022 and 2023, the Company recorded write-downs of nil, US$12,828 and US$5,627 for the prepayment to third-party suppliers in cost of revenues.

Note b: During the years ended December 31, 2021, 2022 and 2023, the Company recorded provision of allowance for other receivables of US$143, US$13 and US$0.3, respectively.